Consolidated Statements of Equity - CAD ($)	Issued capital [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2015	48,828,729
Balance at Dec. 31, 2015	$ 32,547,000	$ 4,358,000		$ (7,488,000)	$ 29,417,000
Statement Line Items [Line Items]
Comprehensive income (loss) for the period			29,000	(4,255,000)	(4,226,000)
Shares issued pursuant to bought deal financing, net of share issue costs (note 12 (b) vi)) (in shares)	9,018,414
Shares issued pursuant to bought deal financing, net of share issue costs (note 12 (b) vi))	$ 10,905,000	427,000			11,332,000
Shares issued in connection with the acquisition of Homestake Resources Corp. (note 4) (in shares)	4,290,729
Shares issued in connection with the acquisition of Homestake Resources Corp. (note 4)	$ 13,988,000	799,000			14,787,000
Shares issued in settlement of debt (note 12 (b) v) (in shares)	437,675
Shares issued in settlement of debt (note 12 (b) v)	$ 1,007,000				$ 1,007,000
Share options exercised (note 12 (b) vii) (in shares)	577,878				577,878
Share options exercised (note 12 (b) vii)	$ 890,000	(372,000)			$ 518,000
Warrants exercised (note 12 (b) viii) (in shares)	3,643,394				3,643,394
Warrants exercised (note 12 (b) viii)	$ 8,216,000	(2,206,000)			$ 6,010,000
Share-based compensation (note 13 (a))		3,102,000			3,102,000
Balance (in shares) at Dec. 31, 2016	66,796,817
Balance at Dec. 31, 2016	$ 67,553,000	6,108,000	29,000	(11,743,000)	61,947,000
Statement Line Items [Line Items]
Comprehensive income (loss) for the period			(285,000)	(330,000)	(615,000)
Shares issued pursuant to bought deal financing, net of share issue costs (note 12 (b) vi)) (in shares)	9,542,402
Shares issued pursuant to bought deal financing, net of share issue costs (note 12 (b) vi))	$ 32,760,000				32,760,000
Shares issued in settlement of debt (note 12 (b) v)
Share options exercised (note 12 (b) vii) (in shares)	453,000				453,000
Share options exercised (note 12 (b) vii)	$ 913,000	(377,000)			$ 536,000
Warrants exercised (note 12 (b) viii) (in shares)	1,954,011				1,954,011
Warrants exercised (note 12 (b) viii)	$ 4,644,000	(1,523,000)			$ 3,121,000
Share-based compensation (note 13 (a))		1,838,000			1,838,000
Balance (in shares) at Dec. 31, 2017	78,746,230
Balance at Dec. 31, 2017	$ 105,870,000	$ 6,046,000	$ (256,000)	$ (12,073,000)	$ 99,587,000